Quarterly Holdings Report
for
Fidelity® Series Short-Term Credit Fund
May 31, 2026
SS1-NPRT3-0726
1.9863241.111
Asset-Backed Securities - 11.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (c)(d)(e)	928,000	927,703
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (c)(d)(e)	1,230,000	1,230,600
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (c)(d)(e)	698,000	698,174
TOTAL BAILIWICK OF JERSEY		2,856,477
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	41,444	41,596
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	105,431	106,335
TOTAL CANADA		147,931
GRAND CAYMAN (UK OVERSEAS TER) - 3.8%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (c)(d)(e)	1,160,000	1,160,342
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8152% 1/20/2036 (c)(d)(e)	800,000	799,755
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2035 (c)(d)(e)	673,000	673,002
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (c)(d)(e)	1,130,000	1,130,791
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (c)(d)(e)	1,054,000	1,054,791
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (c)(d)(e)	1,737,000	1,737,000
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (c)	250,000	250,450
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (c)(d)(e)	850,000	850,107
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (c)(d)(e)	1,047,000	1,047,291
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (c)(d)(e)	1,168,000	1,168,445
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (c)(d)(e)	956,000	956,567
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (c)(d)(e)	1,151,341	1,151,306
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (c)(d)(e)	667,000	667,435
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (c)(d)(e)	892,000	892,777
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2032 (c)(d)(e)	920,476	921,187
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		14,461,246
UNITED STATES - 6.7%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (c)	468,773	469,230
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (c)	635,000	631,475
AFFRM Series 2026-X1 Class A, 4.27% 4/15/2031 (c)	1,050,000	1,050,226
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	115,788	116,285
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (c)	549,934	552,723
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (c)	114,000	115,343
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (c)	625,000	622,838
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (c)	220,000	218,949
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (c)	175,000	175,439
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (c)	560,000	552,740
Bank of America Credit Card Master Trust Series 2026-A1 Class A, 4.22% 4/15/2031	977,000	974,627
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)	47,563	47,861
CarMax Auto Owner Trust Series 2026-2 Class A3, 4.22% 6/16/2031	780,000	776,376
Carvana Auto Receivables Trust Series 2025-P2 Class A3, 4.55% 8/12/2030	675,000	676,670
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	325,000	326,281
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)	135,603	136,208
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 7/25/2034 (d)(e)	70,370	69,324
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (c)	71,171	71,252
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	56,551	56,971
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (c)	73,000	73,878
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (c)	776,000	781,496
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (c)	275,000	275,989
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (c)	670,000	674,736
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	835,000	836,340
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (c)(d)(e)	1,178,000	1,178,325
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (c)(d)(e)	890,000	889,557
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	730,000	733,346
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	365,000	366,990
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	270,000	271,779
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (c)	28,084	28,167
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7552% 7/20/2036 (c)(d)(e)	1,250,000	1,250,813
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (c)	199,000	200,678
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (c)	930,000	933,862
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (c)	16,825	16,837
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (c)	410,000	410,257
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (c)	620,000	620,535
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (c)	270,000	269,040
Optn Series 2026-A Class A, 4.32% 1/9/2034 (c)	100,000	99,230
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (c)	250,000	249,372
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (c)	300,898	296,600
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (c)	34,001	34,062
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (c)	81,978	82,077
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (c)	211,819	212,533
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (c)	210,000	209,994
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (c)	385,293	384,892
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (c)	141,907	142,130
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (c)	882,000	877,146
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (c)	1,072,000	1,069,157
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (d)(e)	101,846	110,884
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (c)	330,000	331,063
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,416,000	1,417,002
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,170,000	1,176,792
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	204,441	205,677
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (c)	1,080,250	1,080,531
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	180,000	178,398
TOTAL UNITED STATES		25,610,983
TOTAL ASSET-BACKED SECURITIES (Cost $43,036,023)		43,076,637

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Banks - 0.3%
Morgan Stanley Bank NA 4.968% 7/14/2028 (d) (Cost $1,000,000)	1,000,000	1,006,284

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (c)(d)	481,097	477,054
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (c)(f)	262,310	261,577
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	87,234	87,234
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	45,749	45,600
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	12,123	12,297
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0266% 5/25/2045 (d)(e)	197,971	196,297
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.0766% 7/25/2046 (d)(e)	188,812	188,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	137,871	137,174
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (c)(d)	124,585	122,281
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(d)	60,639	59,262
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (c)(d)	190,000	186,124
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	422,110	410,861
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (d)(e)	713	668
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (c)(f)	661,611	662,891
TOTAL UNITED STATES		2,848,048
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,842,379)		2,848,048

Commercial Mortgage Securities - 4.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (c)(d)(e)	990,000	994,022
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	1,057,657	1,034,061
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (c)(d)(e)	3,055,000	3,044,768
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (c)(d)(e)	278,532	278,880
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (c)(d)(e)	279,000	279,174
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (c)(d)(e)	1,012,000	1,012,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (c)(d)(e)	695,000	691,525
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (c)(d)(e)	915,757	914,327
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (c)(d)(e)	648,249	648,654
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (c)(d)(e)	99,584	99,771
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (c)(d)	384,921	385,282
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (c)(d)(e)	391,532	391,043
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (c)(d)(e)	414,776	415,796
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (c)(d)	326,000	326,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (c)(d)(e)	577,000	578,443
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (c)	410,113	411,266
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	3,118,321	2,481,542
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (c)(d)(e)	548,986	549,672
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (c)(d)(e)	437,542	437,952
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2425% 9/15/2029 (c)(d)(e)	866,322	849,331
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (c)(d)(e)	572,000	572,358
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (c)(d)(e)	519,000	519,325
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (c)(d)(e)	492,000	489,953
TOTAL UNITED STATES		17,405,145
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,096,217)		17,405,145

Non-Convertible Corporate Bonds - 73.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 4.907% 4/1/2028 (c)	307,000	308,999
Glencore Funding LLC 5.4% 5/8/2028 (c)	900,000	912,803

TOTAL AUSTRALIA		1,221,802
CANADA - 2.9%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Rogers Communications Inc 3.2% 3/15/2027	2,000,000	1,982,390
Rogers Communications Inc 5% 2/15/2029	380,000	383,123
TOTAL COMMUNICATION SERVICES		2,365,513
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (c)	877,000	869,668
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd 3.85% 6/1/2027	500,000	497,906
Enbridge Inc 3.7% 7/15/2027	1,000,000	993,080
Enbridge Inc 4.2% 11/20/2028	577,000	573,090
Enbridge Inc 4.6% 6/20/2028	165,000	165,559
Enbridge Inc 5.3% 4/5/2029	380,000	387,469
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,429,000	1,434,311
TransCanada PipeLines Ltd 4.25% 5/15/2028	1,140,000	1,135,323
TOTAL ENERGY		5,186,738
Financials - 0.1%
Banks - 0.1%
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (d)	450,000	452,950
Materials - 0.2%
Chemicals - 0.2%
Nutrien Ltd 4.9% 3/27/2028	620,000	625,060
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Emera US Finance LP 3.55% 6/15/2026	1,610,000	1,609,521
TOTAL CANADA		11,109,450
FRANCE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 4% 1/13/2029 (c)	461,000	456,268
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 4.792% 5/9/2029 (c)(d)	1,400,000	1,401,800
Societe Generale SA 5.249% 5/22/2029 (c)(d)	1,360,000	1,373,074
Societe Generale SA 6.446% 1/10/2029 (c)(d)	974,000	1,001,275
TOTAL FINANCIALS		3,776,149
TOTAL FRANCE		4,232,417
GERMANY - 2.8%
Consumer Discretionary - 1.7%
Automobiles - 1.7%
BMW Finance NV 2.85% 8/14/2029 (c)	380,000	360,416
BMW US Capital LLC 4.3% 3/17/2028 (c)	1,170,000	1,167,972
BMW US Capital LLC 4.9% 4/2/2029 (c)	390,000	393,283
Mercedes-Benz Finance North America LLC 4.25% 3/10/2029 (c)	970,000	961,384
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (c)	1,250,000	1,256,758
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (c)	2,000,000	2,005,891
Volkswagen Group of America Finance LLC 6% 11/16/2026 (c)	550,000	554,098
TOTAL CONSUMER DISCRETIONARY		6,699,802
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (d)	1,500,000	1,512,600
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	1,790,000	1,848,256
TOTAL FINANCIALS		3,360,856
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance LLC 6.25% 1/21/2029 (c)	370,000	383,311
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (c)	399,000	402,651
TOTAL GERMANY		10,846,620
IRELAND - 1.6%
Financials - 1.0%
Consumer Finance - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,696,000	1,673,493
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,006,000	2,039,215
TOTAL FINANCIALS		3,712,708
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (c)	439,000	425,765
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (c)	763,000	750,282
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)	811,000	814,231
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	489,000	499,835
TOTAL INDUSTRIALS		2,490,113
TOTAL IRELAND		6,202,821
ITALY - 0.7%
Utilities - 0.7%
Electric Utilities - 0.7%
ENEL Finance International NV 4.125% 9/30/2028 (c)	390,000	385,965
ENEL Finance International NV 4.625% 6/15/2027 (c)	900,000	903,118
ENEL Finance International NV 5.125% 6/26/2029 (c)	1,230,000	1,244,587

TOTAL ITALY		2,533,670
JAPAN - 2.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
NTT Finance Corp 4.567% 7/16/2027 (c)	200,000	200,401
NTT Finance Corp 4.62% 7/16/2028 (c)	1,700,000	1,701,290
TOTAL COMMUNICATION SERVICES		1,901,691
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Honda Motor Co Ltd 4.436% 7/8/2028	1,250,000	1,248,190
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (c)	627,000	631,600
Financials - 1.1%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (d)	900,000	909,821
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (d)	1,000,000	1,015,190
Mizuho Financial Group Inc 5.414% 9/13/2028 (d)	2,400,000	2,429,367
TOTAL FINANCIALS		4,354,378
TOTAL JAPAN		8,135,859
NETHERLANDS - 1.1%
Financials - 0.8%
Banks - 0.8%
Cooperatieve Rabobank UA 5.564% 2/28/2029 (c)(d)	1,500,000	1,525,849
ING Groep NV 4.55% 10/2/2028	1,500,000	1,503,525
TOTAL FINANCIALS		3,029,374
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	780,000	773,750
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	293,000	291,858
TOTAL INFORMATION TECHNOLOGY		1,065,608
TOTAL NETHERLANDS		4,094,982
SPAIN - 0.6%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 5.365% 7/15/2028 (d)	2,400,000	2,424,696
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 3.869% 1/12/2029 (c)(d)	1,063,000	1,050,902
UNITED KINGDOM - 6.3%
Consumer Staples - 1.6%
Tobacco - 1.6%
BAT Capital Corp 2.259% 3/25/2028	2,000,000	1,924,184
BAT International Finance PLC 4.448% 3/16/2028	2,000,000	2,000,742
Imperial Brands Finance PLC 3.875% 7/26/2029 (c)	390,000	380,937
Imperial Brands Finance PLC 4.5% 6/30/2028 (c)	886,000	885,174
Imperial Brands Finance PLC 6.125% 7/27/2027 (c)	1,098,000	1,117,164
TOTAL CONSUMER STAPLES		6,308,201
Financials - 4.7%
Banks - 4.7%
Barclays PLC 5.086% 2/25/2029 (d)	1,400,000	1,410,911
Barclays PLC 5.674% 3/12/2028 (d)	1,250,000	1,261,019
Barclays PLC 6.496% 9/13/2027 (d)	2,370,000	2,383,308
HSBC Holdings PLC 4.899% 3/3/2029 (d)	995,000	1,000,333
HSBC Holdings PLC 5.597% 5/17/2028 (d)	1,500,000	1,516,214
HSBC Holdings PLC 5.887% 8/14/2027 (d)	2,390,000	2,396,739
HSBC Holdings PLC 6.161% 3/9/2029 (d)	1,500,000	1,539,331
Lloyds Banking Group PLC 3.574% 11/7/2028 (d)	460,000	454,275
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)	282,000	284,554
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	2,570,000	2,628,449
NatWest Group PLC 5.516% 9/30/2028 (d)	1,820,000	1,845,419
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.6679% 5/23/2029 (d)(e)	1,101,000	1,106,448
TOTAL FINANCIALS		17,827,000
TOTAL UNITED KINGDOM		24,135,201
UNITED STATES - 53.8%
Communication Services - 2.3%
Diversified Telecommunication Services - 1.1%
AT&T Inc 1.65% 2/1/2028	1,925,000	1,841,758
Comcast Corp 4.15% 10/15/2028	1,260,000	1,256,411
Verizon Communications Inc 4.329% 9/21/2028	1,250,000	1,250,278
		4,348,447
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	2,000,000	1,965,688
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	760,000	759,668
		2,725,356
Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc 2.05% 2/15/2028	600,000	577,350
T-Mobile USA Inc 2.4% 3/15/2029	1,220,000	1,153,704
		1,731,054
TOTAL COMMUNICATION SERVICES		8,804,857
Consumer Discretionary - 4.7%
Automobiles - 3.1%
American Honda Finance Corp 4.4% 9/5/2029	390,000	386,404
American Honda Finance Corp 4.55% 4/10/2028	199,000	198,964
American Honda Finance Corp 4.9% 7/9/2027	1,000,000	1,006,260
General Motors Financial Co Inc 4.2% 10/27/2028	476,000	472,458
General Motors Financial Co Inc 4.75% 4/6/2029	2,660,000	2,666,525
General Motors Financial Co Inc 5.4% 5/8/2027	1,500,000	1,515,056
General Motors Financial Co Inc 5.55% 7/15/2029	750,000	767,611
General Motors Financial Co Inc 5.8% 1/7/2029	930,000	956,374
General Motors Financial Co Inc 6% 1/9/2028	750,000	765,780
Hyundai Capital America 4.6% 4/6/2028 (c)	970,000	969,390
Hyundai Capital America 4.875% 6/23/2027 (c)	1,130,000	1,134,864
Hyundai Capital America 5.45% 6/24/2026 (c)	873,000	873,772
		11,713,458
Broadline Retail - 0.5%
Amazon.com Inc 4% 3/13/2029	2,000,000	1,985,227
Household Durables - 0.3%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,000,000	1,002,138
Leisure Products - 0.2%
Mattel Inc 3.75% 4/1/2029 (c)	840,000	814,979
Specialty Retail - 0.6%
AutoNation Inc 4.45% 1/15/2029	1,060,000	1,050,578
Lowe's Cos Inc 3.95% 10/15/2027	1,260,000	1,254,939
		2,305,517
TOTAL CONSUMER DISCRETIONARY		17,821,319
Consumer Staples - 1.2%
Beverages - 0.3%
Constellation Brands Inc 3.5% 5/9/2027	1,000,000	993,806
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.6% 3/1/2028 (c)	987,000	991,818
Food Products - 0.3%
Bunge Ltd Finance Corp 4.1% 1/7/2028	698,000	694,930
Mondelez International Inc 4.25% 5/6/2028	630,000	628,432
		1,323,362
Tobacco - 0.3%
Philip Morris International Inc 5.25% 9/7/2028	1,220,000	1,243,012
TOTAL CONSUMER STAPLES		4,551,998
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (c)	1,250,000	1,285,252
DCP Midstream Operating LP 5.625% 7/15/2027	1,555,000	1,571,174
Energy Transfer LP 5.5% 6/1/2027	1,000,000	1,008,735
Energy Transfer LP 6% 2/1/2029 (c)	900,000	908,278
EQT Corp 3.9% 10/1/2027	361,000	358,704
EQT Corp 5.7% 4/1/2028	1,270,000	1,296,166
Marathon Petroleum Corp 3.8% 4/1/2028	930,000	918,761
ONEOK Inc 4.25% 9/24/2027	1,272,000	1,269,211
ONEOK Inc 5.625% 1/15/2028 (c)	890,000	901,158
Phillips 66 3.9% 3/15/2028	630,000	624,526
Targa Resources Corp 4.35% 1/15/2029	106,000	105,582
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	910,000	910,097
Williams Cos Inc/The 4.9% 3/15/2029	380,000	383,610
Williams Cos Inc/The 5.3% 8/15/2028	890,000	906,149
TOTAL ENERGY		12,447,403
Financials - 26.7%
Banks - 12.3%
Bank of America Corp 4.623% 5/9/2029 (d)	1,360,000	1,363,223
Bank of America Corp 4.948% 7/22/2028 (d)	5,000,000	5,031,732
Bank of America Corp 5.202% 4/25/2029 (d)	7,000,000	7,087,792
Citigroup Inc 3.52% 10/27/2028 (d)	2,107,000	2,081,929
Citigroup Inc 3.668% 7/24/2028 (d)	1,400,000	1,388,727
Citigroup Inc 3.887% 1/10/2028 (d)	2,000,000	1,993,862
Citigroup Inc 4.075% 4/23/2029 (d)	1,700,000	1,687,531
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	1,100,000	1,136,258
JPMorgan Chase & Co 2.182% 6/1/2028 (d)	1,000,000	978,920
JPMorgan Chase & Co 4.323% 4/26/2028 (d)	1,500,000	1,499,229
JPMorgan Chase & Co 4.851% 7/25/2028 (d)	5,000,000	5,024,808
JPMorgan Chase & Co 4.979% 7/22/2028 (d)	1,000,000	1,006,816
JPMorgan Chase & Co 4.995% 7/22/2030 (d)	1,000,000	1,009,584
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (d)	2,000,000	2,028,017
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	989,000	1,017,702
Truist Financial Corp 4.873% 1/26/2029 (d)	1,120,000	1,127,017
US Bancorp 4.653% 2/1/2029 (d)	2,100,000	2,106,381
US Bancorp 5.775% 6/12/2029 (d)	500,000	512,255
Wells Fargo & Co 2.393% 6/2/2028 (d)	1,780,000	1,745,590
Wells Fargo & Co 3.526% 3/24/2028 (d)	1,400,000	1,390,317
Wells Fargo & Co 3.584% 5/22/2028 (d)	1,000,000	992,285
Wells Fargo & Co 4.808% 7/25/2028 (d)	2,000,000	2,006,158
Wells Fargo & Co 4.97% 4/23/2029 (d)	910,000	916,875
Wells Fargo & Co 5.707% 4/22/2028 (d)	1,500,000	1,517,095
		46,650,103
Capital Markets - 7.9%
Ares Capital Corp 5.55% 1/15/2030	770,000	766,814
Ares Strategic Income Fund 4.85% 1/15/2029 (c)	864,000	841,340
Ares Strategic Income Fund 5.45% 9/9/2028 (c)	872,000	864,835
Ares Strategic Income Fund 5.7% 3/15/2028	270,000	270,207
Athene Global Funding 4.95% 1/7/2027 (c)	1,134,000	1,137,070
Athene Global Funding 5.516% 3/25/2027 (c)	3,000,000	3,024,789
Blackstone Private Credit Fund 7.3% 11/27/2028	1,300,000	1,347,356
Equitable America Global Funding 4.65% 6/9/2028 (c)	522,000	521,979
GA Global Funding Trust 4.4% 9/23/2027 (c)	1,610,000	1,604,925
GA Global Funding Trust 5.5% 1/8/2029 (c)	380,000	384,156
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (d)	2,138,000	2,110,944
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)	1,400,000	1,391,126
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)	1,130,000	1,121,808
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)	1,000,000	1,000,050
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (d)	910,000	913,845
HPS Corporate Lending Fund 4.9% 9/11/2028	395,000	388,100
HPS Corporate Lending Fund 5.15% 4/2/2029 (c)	392,000	384,019
HPS Corporate Lending Fund 5.3% 6/5/2027	1,068,000	1,066,617
Intercontinental Exchange Inc 3.625% 9/1/2028	1,500,000	1,476,035
LPL Holdings Inc 4.9% 4/3/2028	485,000	486,602
Morgan Stanley 3.591% 7/22/2028 (d)	1,000,000	989,979
Morgan Stanley 3.772% 1/24/2029 (d)	2,111,000	2,085,676
Morgan Stanley 4.133% 10/18/2029 (d)	1,060,000	1,047,845
Morgan Stanley 5.123% 2/1/2029 (d)	1,507,000	1,520,375
Morgan Stanley 5.164% 4/20/2029 (d)	1,630,000	1,646,787
Morgan Stanley 6.296% 10/18/2028 (d)	880,000	902,663
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	1,000,000	1,004,478
		30,300,420
Consumer Finance - 2.6%
American Express Co 4.731% 4/25/2029 (d)	1,100,000	1,105,505
Capital One Financial Corp 7.149% 10/29/2027 (d)	2,000,000	2,021,038
Ford Motor Credit Co LLC 5.113% 5/3/2029	540,000	538,376
Ford Motor Credit Co LLC 5.303% 9/6/2029	1,800,000	1,802,416
Ford Motor Credit Co LLC 5.8% 3/5/2027	1,500,000	1,511,767
Ford Motor Credit Co LLC 5.8% 3/8/2029	1,300,000	1,319,217
Stellantis Financial Services US Corp 4.95% 9/15/2028 (c)	400,000	398,429
Stellantis Financial Services US Corp 5.4% 6/15/2029 (c)	200,000	200,505
Toyota Motor Credit Corp 3.65% 1/8/2029	1,270,000	1,249,498
		10,146,751
Financial Services - 1.1%
CNH Industrial Capital LLC 4.55% 4/10/2028	1,450,000	1,449,448
Fiserv Inc 5.45% 3/2/2028	900,000	911,231
Global Payments Inc 4.5% 11/15/2028	963,000	955,158
Sammons Financial Group Inc 4.45% 5/12/2027 (c)	910,000	907,656
		4,223,493
Insurance - 2.8%
Aon Corp 3.75% 5/2/2029	790,000	772,888
Arthur J Gallagher & Co 4.6% 12/15/2027	762,000	763,605
Brown & Brown Inc 4.6% 12/23/2026	423,000	423,669
Brown & Brown Inc 4.7% 6/23/2028	236,000	236,468
Corebridge Global Funding 4.65% 8/20/2027 (c)	424,000	424,448
Corebridge Global Funding 5.2% 6/24/2029 (c)	760,000	769,810
Equitable Financial Life Global Funding 4.6% 4/1/2027 (c)	831,000	833,999
Equitable Financial Life Global Funding 4.875% 11/19/2027 (c)	380,000	381,221
Jackson National Life Global Funding 5.55% 7/2/2027 (c)	1,332,000	1,346,305
Lincoln Financial Global Funding 5.3% 1/13/2030 (c)	701,000	710,585
MassMutual Global Funding II 4% 1/22/2029 (c)	364,000	359,751
Metropolitan Tower Global Funding 4% 10/1/2027 (c)	416,000	414,112
Principal Life Global Funding II 4.65% 5/18/2029 (c)	1,150,000	1,148,980
RGA Global Funding 4.35% 8/25/2028 (c)	1,300,000	1,291,008
Western-Southern Global Funding 4.25% 1/29/2029 (c)	800,000	791,079
		10,667,928
TOTAL FINANCIALS		101,988,695
Health Care - 2.3%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	900,000	911,236
Health Care Equipment & Supplies - 0.1%
Augusta SpinCo Corp 4.398% 3/23/2029	479,000	476,393
Health Care Providers & Services - 1.7%
Centene Corp 2.45% 7/15/2028	570,000	540,359
Cigna Group/The 4.375% 10/15/2028	630,000	629,335
CVS Health Corp 3.25% 8/15/2029	400,000	383,905
CVS Health Corp 4.3% 3/25/2028	1,610,000	1,604,942
CVS Health Corp 5.4% 6/1/2029	560,000	572,585
HCA Inc 3.125% 3/15/2027	1,000,000	991,714
HCA Inc 5% 3/1/2028	590,000	594,964
Icon Investments Six DAC 5.809% 5/8/2027	1,224,000	1,233,867
		6,551,671
Pharmaceuticals - 0.3%
Haleon US Capital LLC 3.375% 3/24/2027	1,000,000	993,436
TOTAL HEALTH CARE		8,932,736
Industrials - 2.2%
Aerospace & Defense - 0.9%
Boeing Co 3.2% 3/1/2029	1,350,000	1,303,101
Boeing Co 5.15% 5/1/2030	1,000,000	1,015,889
Boeing Co 6.259% 5/1/2027	1,010,000	1,026,147
		3,345,137
Machinery - 0.4%
Ingersoll Rand Inc 5.197% 6/15/2027	1,500,000	1,512,171
Professional Services - 0.2%
Leidos Inc 4.1% 3/15/2029	1,085,000	1,071,114
Trading Companies & Distributors - 0.7%
Sumisho Air Lease Corp 3.625% 4/1/2027	1,919,000	1,892,459
Sumisho Air Lease Corp 4.4% 3/24/2028 (c)	533,000	530,332
Sumisho Air Lease Corp 4.5% 3/24/2029 (c)	142,000	141,136
		2,563,927
TOTAL INDUSTRIALS		8,492,349
Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp 3.9% 11/15/2028	630,000	624,130
Dell International LLC / EMC Corp 4.75% 4/1/2028	2,120,000	2,132,004
Dell International LLC / EMC Corp 5% 4/1/2030	493,000	499,399
Dell International LLC / EMC Corp 5.3% 10/1/2029	380,000	388,197
		3,643,730
IT Services - 0.5%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	940,000	931,778
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	1,000,000	987,386
		1,919,164
Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology Inc 4.9% 3/15/2028	1,139,000	1,145,780
Software - 0.7%
Oracle Corp 2.8% 4/1/2027	1,000,000	986,552
Oracle Corp 4.8% 8/3/2028	1,300,000	1,299,953
Roper Technologies Inc 4.25% 9/15/2028	580,000	576,401
		2,862,906
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.15% 9/15/2028	580,000	575,340
Hewlett Packard Enterprise Co 4.4% 9/25/2027	566,000	565,596
		1,140,936
TOTAL INFORMATION TECHNOLOGY		10,712,516
Materials - 0.6%
Chemicals - 0.5%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.7% 6/1/2028 (c)	1,020,000	1,003,817
Mosaic Co/The 4.35% 1/15/2029	780,000	773,328
		1,777,145
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027	413,000	414,204
Amrize Finance US LLC 4.7% 4/7/2028	297,000	297,796
		712,000
TOTAL MATERIALS		2,489,145
Real Estate - 2.5%
Diversified REITs - 0.6%
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)	390,000	383,665
VICI Properties LP 4.75% 2/15/2028	910,000	911,240
VICI Properties LP 4.75% 4/1/2028	987,000	986,960
		2,281,865
Real Estate Management & Development - 0.4%
Essex Portfolio LP 1.7% 3/1/2028	670,000	638,466
Extra Space Storage LP 5.7% 4/1/2028	990,000	1,009,888
		1,648,354
Residential REITs - 0.1%
Sun Communities Operating LP 2.3% 11/1/2028	400,000	379,602
Specialized REITs - 1.4%
American Tower Corp 3.125% 1/15/2027	1,400,000	1,390,001
American Tower Corp 3.65% 3/15/2027	1,163,000	1,157,881
American Tower Corp 5.25% 7/15/2028	890,000	903,266
Crown Castle Inc 4% 3/1/2027	2,000,000	1,995,501
		5,446,649
TOTAL REAL ESTATE		9,756,470
Utilities - 5.3%
Electric Utilities - 3.3%
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (c)	950,000	931,711
Duke Energy Corp 4.3% 3/15/2028	630,000	629,150
Duke Energy Corp 5% 12/8/2027	900,000	908,853
Emera US Finance LLC 4.5% 4/1/2029	1,120,000	1,115,310
Eversource Energy 2.9% 3/1/2027	1,000,000	989,774
Eversource Energy 5.45% 3/1/2028	380,000	385,417
Exelon Corp 5.15% 3/15/2028	1,000,000	1,012,106
Exelon Corp 5.15% 3/15/2029	286,000	290,773
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (c)	900,000	910,245
Georgia Power Co 4.6% 6/15/2029	1,150,000	1,156,650
Jersey Central Power & Light Co 4.15% 1/15/2029 (c)	717,000	708,492
Monongahela Power Co 4.45% 8/15/2029 (c)	534,000	532,924
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	601,000	603,609
Pinnacle West Capital Corp 4.9% 5/15/2028	212,000	213,380
Southern Co/The 4.85% 6/15/2028	1,240,000	1,249,828
Vistra Operations Co LLC 4.3% 7/15/2029 (c)	390,000	383,336
Vistra Operations Co LLC 5.05% 12/30/2026 (c)	323,000	323,943
		12,345,501
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	900,000	914,533
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 5.45% 6/1/2028	1,530,000	1,545,987
Multi-Utilities - 1.4%
Dominion Energy Inc 3.6% 3/15/2027	1,000,000	995,478
DTE Energy Co 3.4% 6/15/2029	400,000	386,609
DTE Energy Co 4.875% 6/1/2028	770,000	776,055
DTE Energy Co 4.95% 7/1/2027	394,000	396,659
NiSource Inc 5.25% 3/30/2028	900,000	912,408
Public Service Enterprise Group Inc 5.85% 11/15/2027	890,000	908,425
WEC Energy Group Inc 5.15% 10/1/2027	1,000,000	1,008,964
		5,384,598
TOTAL UTILITIES		20,190,619
TOTAL UNITED STATES		206,188,107
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $280,683,078)		282,176,527

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	225,909	224,050
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	116,970	116,007
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	305,272	302,759
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049 (b)	2,100,245	2,052,765
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	518,183	527,869
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	68	70
Freddie Mac Gold Pool 8.5% 6/1/2027	423	427
Freddie Mac Gold Pool 8.5% 7/1/2028	19	19
Freddie Mac Gold Pool 8.5% 8/1/2026	18	18
Freddie Mac Gold Pool 8.5% 8/1/2027	980	994
Freddie Mac Gold Pool 8.5% 8/1/2027	89	90
Ginnie Mae I Pool 7% 1/15/2028	329	331
Ginnie Mae I Pool 7% 1/15/2028	108	109
Ginnie Mae I Pool 7% 1/15/2029	475	481
Ginnie Mae I Pool 7% 1/15/2029	96	97
Ginnie Mae I Pool 7% 1/15/2031	301	307
Ginnie Mae I Pool 7% 1/15/2032	139	141
Ginnie Mae I Pool 7% 10/15/2028	707	717
Ginnie Mae I Pool 7% 10/15/2028	456	462
Ginnie Mae I Pool 7% 10/15/2028	53	53
Ginnie Mae I Pool 7% 11/15/2027	81	82
Ginnie Mae I Pool 7% 11/15/2028	746	757
Ginnie Mae I Pool 7% 11/15/2028	266	270
Ginnie Mae I Pool 7% 12/15/2028	145	147
Ginnie Mae I Pool 7% 12/15/2028	123	125
Ginnie Mae I Pool 7% 12/15/2029	99	101
Ginnie Mae I Pool 7% 2/15/2028	39	39
Ginnie Mae I Pool 7% 2/15/2031	135	138
Ginnie Mae I Pool 7% 2/15/2032	139	142
Ginnie Mae I Pool 7% 3/15/2031	249	255
Ginnie Mae I Pool 7% 3/15/2031	103	105
Ginnie Mae I Pool 7% 3/15/2031	44	45
Ginnie Mae I Pool 7% 3/15/2032	872	893
Ginnie Mae I Pool 7% 3/15/2032	483	496
Ginnie Mae I Pool 7% 4/15/2028	1,467	1,478
Ginnie Mae I Pool 7% 4/15/2028	121	123
Ginnie Mae I Pool 7% 4/15/2028	107	107
Ginnie Mae I Pool 7% 4/15/2029	508	514
Ginnie Mae I Pool 7% 4/15/2029	38	39
Ginnie Mae I Pool 7% 4/15/2032	423	433
Ginnie Mae I Pool 7% 4/15/2032	353	361
Ginnie Mae I Pool 7% 5/15/2029	425	431
Ginnie Mae I Pool 7% 5/15/2031	2,711	2,778
Ginnie Mae I Pool 7% 5/15/2032	346	353
Ginnie Mae I Pool 7% 6/15/2028	302	304
Ginnie Mae I Pool 7% 6/15/2028	148	149
Ginnie Mae I Pool 7% 6/15/2032	1,745	1,787
Ginnie Mae I Pool 7% 6/15/2032	652	670
Ginnie Mae I Pool 7% 7/15/2028	1,557	1,573
Ginnie Mae I Pool 7% 7/15/2028	475	481
Ginnie Mae I Pool 7% 7/15/2028	162	164
Ginnie Mae I Pool 7% 7/15/2029	454	462
Ginnie Mae I Pool 7% 7/15/2029	141	143
Ginnie Mae I Pool 7% 7/15/2031	1,671	1,708
Ginnie Mae I Pool 7% 7/15/2031	312	317
Ginnie Mae I Pool 7% 8/15/2028	1,140	1,155
Ginnie Mae I Pool 7% 8/15/2028	678	686
Ginnie Mae I Pool 7% 8/15/2028	135	137
Ginnie Mae I Pool 7% 8/15/2032	12,062	12,332
Ginnie Mae I Pool 7% 8/15/2032	643	661
Ginnie Mae I Pool 7% 8/15/2032	194	198
Ginnie Mae I Pool 7% 9/15/2028	1,038	1,049
Ginnie Mae I Pool 7% 9/15/2028	188	190
TOTAL UNITED STATES		3,262,144
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,511,647)		3,262,144

U.S. Treasury Obligations - 7.9%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 3.625% 3/31/2030	3.95 to 4.10	7,375,100	7,251,509
US Treasury Notes 3.875% 5/15/2029	4.05	22,994,100	22,884,520
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,160,396)			30,136,029

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $787,036)	3.67	786,879	787,036

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $380,116,776)	380,697,850
NET OTHER ASSETS (LIABILITIES) - 0.7%	2,550,238
NET ASSETS - 100.0%	383,248,088

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	339	9/2026	70,045,875	70,785

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $447,041.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $114,836,693 or 30.0% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,798,608	75,421,093	80,432,771	81,200	106	-	787,036	786,879	0.0%
Fidelity Securities Lending Cash Central Fund	-	11,200,849	11,200,849	49	-	-	-	-	0.0%
Total	5,798,608	86,621,942	91,633,620	81,249	106	-	787,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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